Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 02, 2022
Entity Registrant Name	dei_EntityRegistrantName	Amplify ETF Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001633061
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep. 02, 2022
Document Effective Date	dei_DocumentEffectiveDate	Sep. 06, 2022
Prospectus Date	rr_ProspectusDate	Sep. 06, 2022
Amplify International Enhanced Dividend Income ETF | Amplify International Enhanced Dividend Income ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	IDVO